LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,166.1	$ 7,625.1	$ 6,288.7
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	6,107.6	$ 7,675.7
Cost | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4.6
Cost | Between 1-2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Cost | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.2
Cost | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3.7
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,591.5
Cost | Over 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,507.1